497(e)
                                                                       333-20453

MONY Life Insurance Company of America

SUPPLEMENT DATED SEPTEMBER 30, 2011 TO THE CURRENT PROSPECTUSES FOR

MONY Variable Annuity
MONY Custom Master
The MONYMaster

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Please note that effective October 15, 2011, we will no longer require that any transfer requests, singly or in the aggregate, over $250,000 in a single day be submitted in writing.















   CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC,
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234



3rd Quarterly Statement (10/11)
MONY VA, Custom Master, MONYMaster IF                                     x03653